Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	As of
	December 31,
	2017	2018
	RMB	RMB
Payable to Business Partners for point-of-sale installment loans	31,877	4,681
Payable to asset management companies for funds received from customers	22,107	3,516
Payables to individual investors on Jimu Box and financial partners for collecting principal and interests on behalf of borrowers	15,492	9,586
Payroll payable	22,243	21,655
Payable related to professional fees	14,057	16,819
Payable related to service fees and others	3,022	8,937
Payable related to rental fees	1,400	—
Payables related to long-term investments	—	35,000
Deferred revenue	1,916	54,686
Others	75	2,582
Total	112,189	157,462